ACQUISITIONS	12 Months Ended
Dec. 31, 2020
ACQUISITIONS
ACQUISITIONS

3.ACQUISITIONS

(i)  In August, 2018, the Group completed the acquisition of 83% equity interest of Blossom Hotel Investment Management (Kunshan) Co., Ltd. (the "Blossom Hotel Management"). Blossom Hotel Management was engaged in the business of owning, leasing, franchising, operating and managing hotels under Blossom Hotel Management brand in the upscale market in the PRC. The aggregated consideration RMB536 consisted of RMB463 cash consideration transferred and RMB73 implied fair value of the 11% equity interest originally owned by the Group. The previously held 11% equity interest that was accounted for using cost method was remeasured to fair value on the acquisition date, resulting in a gain of RMB13 recognized in investment income.

In August 2018, the Group purchased additional 11% noncontrolling interest from several minority shareholders for total cash consideration of RMB73. In 2019, the Group additional purchased 5% noncontrolling interest for total consideration of RMB34. The purchase of the noncontrolling interest is treated as an equity transaction. As of December 31, 2020, the Group owns 99% equity interest of Blossom Hotel Management in total.

(ii)  During the years ended December 31, 2018, 2019 and 2020, the Group acquired two individual hotels, three individual companies and three individual companies for total cash consideration of RMB7, RMB54 and RMB26, respectively. The business acquisitions were accounted for under purchase accounting. The assets and liabilities of these hotels and companies acquired in 2018, 2019 and 2020 were immaterial to the consolidated financial statements.

(iii) On January 2, 2020, the Group completed the acquisition of 100% equity interest of Deutsche Hospitality. Deutsche Hospitality was engaged in the business of leasing, franchising, operating and managing hotels under five brands in the midscale and upscale market in Europe, the Middle East and Africa. The aggregated consideration was EUR720 million (equivalent to RMB5,624) which has been fully paid in cash as of January 2, 2020.

The total revenue and net loss of the acquiree included in the consolidated statements of comprehensive income for the year ended December 31, 2020 were RMB1,532 and RMB1,345, respectively.

The following table summarizes unaudited pro forma results of operation for the years ended December 31, 2019 and 2020 assuming that the acquisition occurred as of January 1, 2019. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2019.

	Period Ended December 31,
	2019	2020
Pro forma total revenue	14,995	10,196
Pro forma net income (loss)	1,780	(2,204)

The Group incurred transaction cost of RMB70 for the acquisition, which was expensed in 2019. These expenses are non-recurring in nature, and were eliminated from the calculation of pro forma net income above.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

		Amortization Period
Current assets	785
Property and equipment, net	586	2-25 years
Operating lease right-of-use assets	8,616	The lease terms
Financing lease right-of-use assets	1,794	Shorter of estimated useful lives of the assets and the lease terms
Franchise or manachise agreements	270	Remaining contract terms
Brand names	3,873	Indefinite-lives
Non-compete agreement	10	2 years
Goodwill	2,694
Deferred tax assets	170
Other non-current assets	280
Operating lease liability, current	(296)
Finance lease liability, current	(21)
Other current liabilities	(784)
Operating lease liability, non-current	(8,553)
Finance lease liability, non-current	(2,166)
Other noncurrent liabilities	(330)
Deferred tax liabilities	(1,304)
Total	5,624

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don’t qualify for separate recognition. The goodwill generated from the DH acquisition is allocated to the reporting unit of legacy DH. None of the Goodwill is expected to be deductible for tax purposes.